Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 154,160,736.90
Total Fee Amount	13,411.98
Total Offset Amount	0.00
Net Fee	$ 13,411.98
Offering Table N/A
Offset Table N/A	N/A